Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-37899
Entity Registrant Name	SCWorx Corp.
Entity Central Index Key	0001674227
Entity Tax Identification Number	47-5412331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 Village Rd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Middleton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01949
City Area Code	844
Local Phone Number	472-9679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false